Commitments and Contingencies (Tables) - VIECO USA, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payments under noncancelable operating leases
	Operating Leases	Finance Leases
	(In thousands)
2021 (for the remaining period)	$768	$61
2022	3,046	249
2023	3,064	61
2024	3,121	—
2025	2,444	—
Thereafter	12,278	—
Total payments	$24,721	$371
Less:
Imputed interest/present value discount	(9,007)	(18)
Present value of lease liabilities	$15,714	$353

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2021	$2,600	$266
2022	2,595	249
2023	2,604	61
2024	2,651
2025	2,167
Thereafter	12,279
Total Payments	$24,896	$576
Less:
Imputed interest/present value discount	(10,102)	(37)
Present value of liabilities	$14,794	$539

Schedule of noncancelable purchase commitments
	Payments Due by Periods
Commitments and obligations	Less than 1 year (remaining)	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$14,200	$10,746	$1,012	$—	$25,958

	Payments Due by Periods
Commitments and obligations	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$3,514	$4,456	$772	$9	$8,751